INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Interests in Other Entities [Abstract]
Disclosure of investments

	As at December 31
(In millions of dollars)	2017	2016

Investments in:
Publicly-traded companies	1,465	1,047
Private companies	167	169
Investments, available-for-sale	1,632	1,216
Investments, associates and joint ventures	929	958

Total investments	2,561	2,174

Disclosure of interests in joint ventures
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2017	2016

Current assets	515	518
Long-term assets	3,269	3,391
Current liabilities	(1,184)	(1,186)
Long-term liabilities	(825)	(1,082)

Total net assets	1,775	1,641

Our share of net assets	927	834

Revenue	1,706	1,596
Expenses	(1,686)	(2,027)

Net income (loss)	20	(431)

Our share of net income (loss)	14	(216)

Disclosure of interests in associates
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2017	2016

Current assets	515	518
Long-term assets	3,269	3,391
Current liabilities	(1,184)	(1,186)
Long-term liabilities	(825)	(1,082)

Total net assets	1,775	1,641

Our share of net assets	927	834

Revenue	1,706	1,596
Expenses	(1,686)	(2,027)

Net income (loss)	20	(431)

Our share of net income (loss)	14	(216)